Derivative Financial Instruments (Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 16,767	¥ 46,697	¥ (53,252)
Ineffective portion recorded in income	47	696	(2,678)
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	16,767	46,697	(53,252)
Ineffective portion recorded in income	¥ 47	¥ 696	¥ (2,678)